PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2010
PROPERTY AND EQUIPMENT, NET
4.	PROPERTY AND EQUIPMENT, NET
Property and equipment is summarized as follows at December 31, 2010 and 2009:

	2010	2009
Equipment	1,902,052	1,612,208
Computers and software	749,584	738,540
	2,651,636	2,350,748
Less accumulated depreciation	(1,641,274)	(1,258,813)
	$1,010,362	$1,091,935

Depreciation expense for the years ended December 31, 2010 and 2009 was $432,974 and $396,302, respectively.